UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21727
                                                    ----------------------------

                     FIRST TRUST/FIDAC MORTGAGE INCOME FUND
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                        1001 Warrenville Road, Suite 300
                                 LISLE, IL 60532
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                             W. Scott Jardine, Esq.
                           First Trust Portfolios L.P.
                        1001 Warrenville Road, Suite 300
                                 LISLE, IL 60532
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (630) 241-4141
                                                          ---------------

                      Date of fiscal year end: OCTOBER 31
                                              -----------

                     Date of reporting period: JULY 31, 2005
                                              --------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.

FIRST TRUST/FIDAC MORTGAGE INCOME FUND
PORTFOLIO OF INVESTMENTS
JULY 31, 2005 (UNAUDITED)


    PRINCIPAL                                                                               MARKET
     VALUE                          DESCRIPTION                                             VALUE
----------------      ------------------------------------------                       ---------------

    U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 88.9%
                   FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) - 72.6%
         5,994,042 Gold, Pool A35567, 5.50%, 6/01/35 ...............................   $     6,030,702
         8,063,365 Gold, Pool A45294, 5.50%, 6/01/35 ...............................         8,112,681
         5,993,955 Gold, Pool A45498, 5.50%, 6/01/35 ...............................         6,030,614
        31,636,128 Gold, Pool G01649, 5.00%, 2/01/34 ...............................        31,220,489
         4,990,723 Gold, Pool G08062, 5.00%, 6/01/35 ...............................         4,915,807
                                                                                       ----------------
                                                                                            56,310,293
                                                                                       ----------------

                   FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - 16.3%
         4,955,379 Pool 797494, 4.50%, 3/01/35 .....................................         4,754,343
         7,987,330 Pool 825966, 5.00%, 7/01/35 .....................................         7,871,442
                                                                                       ----------------
                                                                                            12,625,785
                                                                                       ----------------

                   TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES .........        68,936,078
                                                                                       ----------------
                   (Cost $69,738,513)

    COLLATERALIZED MORTGAGE OBLIGATIONS - 32.8%
         3,000,000 Banc of America Mortgage Securities, Series 2005-1,
                      Class 1A16, 5.50%, 2/25/35 ...................................         2,965,305
         3,000,000 Citicorp Mortgage Securities, Inc., Series 2005-3,
                      Class 1A3, 5.50%, 4/25/35 ....................................         2,909,593
        17,457,908 Federal Home Loan Mortgage Corp., Series 2807,
                      Class SB, IO, 4.06%, 11/15/33 ................................         2,018,970
         9,384,484 Federal Home Loan Mortgage Corp., Series 2869,
                      Class ST, IO, 3.86%, 3/15/23 .................................           772,820
         4,739,600 Federal Home Loan Mortgage Corp., Series 2870,
                      Class JI, IO, 5.00%, 10/15/27 ................................           977,215
           792,000 Federal Home Loan Mortgage Corp., Series 2888,
                      Class OI, IO, 5.00%, 1/15/27 .................................           167,804
         2,938,943 Federal Home Loan Mortgage Corp., Series 2906,
                      Class XW, 6.40%, 7/15/34 .....................................         2,882,541
         1,774,808 Federal Home Loan Mortgage Corp., Series 2921,
                      Class IQ, IO, 5.00%, 1/15/29 .................................           400,110
         2,531,931 Federal Home Loan Mortgage Corp., Series 2938,
                      Class PI, IO, 5.00%, 11/15/28 ................................           355,099
         1,933,440 Federal Home Loan Mortgage Corp., Series 2943,
                      Class JI, IO, 5.00%, 1/15/24 .................................           289,104
        44,394,993 Federal Home Loan Mortgage Corp., STRIP, Series 227,
                      Class IO, IO, 5.00%, 12/01/34 ................................        10,561,164
         2,627,730 Federal National Mortgage Association, Series 2005-39,
                      Class BI, IO, 5.00%, 6/25/28 .................................           360,260
         4,688,310 Federal National Mortgage Association, Series 2005-50,
                      Class DI, IO, 5.00%, 9/25/27 .................................           740,563
                                                                                       ----------------
                                                                                            25,400,548
                                                                                       ----------------
                   TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                                25,400,548
                                                                                       ----------------
                   (Cost $24,685,227)

                  See Notes to Portfolio of Investments.                 Page 1

FIRST TRUST/FIDAC MORTGAGE INCOME FUND
PORTFOLIO OF INVESTMENTS - (CONTINUED)
JULY 31, 2005 (UNAUDITED)

                                                                                           MARKET
                                                                                            VALUE
                                                                                       ---------------


                   TOTAL INVESTMENTS - 121.7% ......................................   $    94,336,626
                                                                                       ----------------
                   (Cost $94,423,740)*

                   CALL OPTIONS WRITTEN - (0.0)% ...................................            (1,563)
                   REVERSE REPURCHASE AGREEMENT - (22.4)%
                      (With UBS Securities 3.36% dated 7/29/05, to
                      be repurchased at $17,354,858 on 8/01/05,
                      collateralized by $15,813,810 FGLMC 5.00% due
                      2/01/34) ....................................................       (17,350,000)

                   NET OTHER ASSETS AND LIABILITIES - 0.7% .........................           507,039
                                                                                       ----------------
                   NET ASSETS - 100.0% .............................................   $    77,492,102
                                                                                       ================

-----------------------------------------------------
    * Aggregate cost for federal income tax and financial reporting purposes
STRIP Separate trading of registered interest and principal of securities
   IO Interest Only


     NUMBER OF                                                                             MARKET
     CONTRACTS                                                                              VALUE
 ----------------                                                                      ---------------
    CALL OPTIONS WRITTEN - (0.0)%
                   FNMA Call
            50,000 @ 99.328 due Aug 05 .............................................   $        (1,563)
                                                                                       ----------------
                   TOTAL CALL OPTIONS WRITTEN ......................................   $        (1,563)
                                                                                       ================
                   (Premiums Received $1,563)


Page 2                 See Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
NOTES TO PORTFOLIO OF INVESTMENTS - (UNAUDITED)
--------------------------------------------------------------------------------

                     FIRST TRUST/FIDAC MORTGAGE INCOME FUND
                                  JULY 31, 2005

                      1. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of the Common Shares of the First Trust/FIDAC Mortgage Income Fund (the "Fund") is computed based upon the value of the Fund's portfolio securities and other assets. The NAV is determined as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The Fund calculates NAV per Common Share by subtracting the Fund's liabilities (including accrued expenses, dividends payable and all borrowings of the Fund) from the Fund's Managed Assets (the value of the securities and other investments the Fund holds plus cash or other assets, including interest accrued but not yet received) and dividing the result by the total number of Common Shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Fund's Board of Trustees. Securities for which market quotations are readily available are valued at market value, which is currently determined using the last reported sale price or, if no sales are reported (as in the case of some securities traded over-the-counter), the last reported bid price, except that certain U.S. government securities are valued at the mean between the last reported bid and asked prices. The Fund will value Mortgage-Backed Securities ("MBS") and other debt securities not traded in an organized market on the basis of valuations provided by dealers or by an independent pricing service, approved by the Board of Trustees, which uses information with respect to transactions in such securities, quotations from dealers, market transactions for comparable securities, various relationships between securities and yield to maturity in determining value. Debt securities having a remaining maturity of sixty days or less when purchased and debt securities originally purchased with maturities in excess of sixty days but which currently have maturities of sixty days or less are valued at cost adjusted for amortization of premiums and accretion of discounts. In the event that market quotations are not readily available, the pricing service does not provide a valuation for a particular security, or the valuations are deemed unreliable, or if events occurring after the close of the principal markets for particular securities (e.g., domestic debt and foreign securities), but before the Fund values its assets, would materially affect NAV, First Trust Advisors L.P. ("First Trust") may use a fair value method to value the Fund's securities and investments. The use of fair value pricing by the Fund is governed by valuation procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940.

The Fund values exchange-traded options and other derivative contracts at the closing price on the exchange on which they are principally traded, or if not traded, or no closing price is available, at the mean between the last bid and asked prices.

B. OPTION CONTRACTS:

COVERED CALL OPTIONS. The Fund may enter into hedging and strategic transactions to seek to reduce interest rate risk arising from any use of financial leverage by the Fund, to facilitate portfolio management and to mitigate risks, including interest rate and credit risks.

Options the Fund writes (sells) will either be exercised, expire or be cancelled pursuant to a closing transaction. If the price of the underlying security exceeds the option's exercise price, it is likely that the option holder will exercise the option. If an option written (sold) by the Fund is exercised, the Fund would be obligated to deliver the underlying security to the option holder upon payment of the exercise price. In this case, the option premium received by the Fund will be added to the amount realized on the sale of the security for purposes of determining gain or loss. If the price of the underlying security is less than the option's exercise price, the call option will likely expire without being exercised. The option premium will be treated as short-term capital gain on the expiration date of the option. The Fund may also elect to close out its position in an option prior to its expiration by purchasing an option of the same option series as the option written (sold) by the Fund.

These options give the option holder the right, but not the obligation, to purchase a security from the Fund at the strike price on or prior to the option's expiration date. The ability to successfully implement the Fund's investment strategy depends on the ability of Fixed Income Discount Advisory Company ("FIDAC" or the "Sub-Advisor") to predict pertinent market movements, which cannot be assured. Thus, the use of options may require the Fund to sell portfolio securities at inopportune times or for prices other than current market value, may limit the amount of appreciation the Fund can realize on an investment, or may cause the Fund to hold a security that it might otherwise sell. As the writer (seller) of a covered option, the Fund forgoes, during the option's life, the opportunity to profit from increases in the market value of the security covering the option above the sum of the premium and the strike price of the option, but has retained the risk of loss should the price of the underlying security decline. The writer (seller) of an option has no control over the time when it may be required to fulfill its obligation as a writer (seller) of the option. Once an option writer (seller) has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying security at the exercise price.

--------------------------------------------------------------------------------
NOTES TO PORTFOLIO OF INVESTMENTS - (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

                     FIRST TRUST/FIDAC MORTGAGE INCOME FUND
                                  JULY 31, 2005

Written option activity for the Fund was as follows:

                                                                   NUMBER
                                                                     OF
         WRITTEN OPTIONS                                          CONTRACTS           PREMIUMS
                                                               --------------     ----------------
         Options outstanding at the inception of the Fund ...        --           $     --
         Options written ....................................      50,000              1,563
                                                               --------------     ----------------
         Options outstanding at July 31, 2005 ...............      50,000         $    1,563
                                                               ==============     ================

C. SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income is not accrued until settlement date. The Fund instructs the custodian to segregate assets of the Fund with a current value at least equal to the amount of its when-issued purchase commitments.

D. REVERSE REPURCHASE AGREEMENTS:

A reverse repurchase agreement, although structured as a sale and repurchase obligation, acts as a financing under which the Fund will effectively pledge its assets as collateral to secure a short-term loan. Generally, the other party to the agreement makes the loan in an amount equal to a percentage of the market value of the pledged collateral. At the maturity of the reverse repurchase agreement, the Fund will be required to repay the loan and correspondingly receive back its collateral. While used as collateral, the assets continue to pay principal and interest which are for the benefit of the Fund.

         Maximum amount outstanding during the period .........  $   19,710,000
         Average amount outstanding during the period .........  $    1,745,901
         Average Monthly shares outstanding during the period .         902,051
         Average Debt per share outstanding during the period .  $         1.94

                   2. UNREALIZED APPRECIATION/(DEPRECIATION):

As of July 31, 2005, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,015,816 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,102,930.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FIRST TRUST/FIDAC MORTGAGE INCOME FUND
            --------------------------------------------------------------------

By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date     SEPTEMBER 29, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /S/ JAMES A. BOWEN
                         -------------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date     SEPTEMBER 29, 2005
    ----------------------------------------------------------------------------


By (Signature and Title)*  /S/ MARK R. BRADLEY
                         -------------------------------------------------------
                           Mark R. Bradley, Treasurer, Controller, Chief Financial Officer and Chief Accounting Officer (principal financial officer)

Date     SEPTEMBER 29, 2005
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.